Summary of Changes in Equity and Redeemable Noncontrolling Interests (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2019 USD ($) shares
Class of Stock [Line Items]
Balance	¥ 171,706		¥ 175,036
Cumulative effect of accounting change	(357)
Net income	1,110		725
Other comprehensive income	(173)		9
Business combinations	113		125
Issuance of shares by the Company's subsidiaries to noncontrolling interest	111		223
Exercise of share-based awards	2		10
Share-based compensation	3,328		2,768
Dividends paid and payable by the Company's subsidiaries	(23)		(10)
Accretion of redeemable noncontrolling interests	(64)		(51)
Repurchase and retirement of ordinary shares	(5,130)	$ (725)	(1,999)	$ (291)
Disposal of subsidiaries' shares			(2)
Equity component of convertible senior notes, net of issuance costs			988
Purchase of capped call			(567)
Balance	170,623	24,149	177,255
Balance	1,109		716
Accretion of redeemable non-controlling interests	64		51
Business combinations			182
Balance	¥ 1,173	$ 166	¥ 949
Ordinary Shares
Class of Stock [Line Items]
Balances (in shares) | shares	34,582,875	34,582,875	34,934,946	34,934,946
Exercise of share-based awards (in shares) | shares	209,780	209,780	178,264	178,264
Repurchase and retirement of ordinary shares (in shares) | shares	(685,091)	(685,091)	(259,142)	(259,142)
Balances (in shares) | shares	34,107,564	34,107,564	34,854,068	34,854,068
Additional Paid-in Capital
Class of Stock [Line Items]
Balance	¥ 38,714		¥ 33,441
Issuance of shares by the Company's subsidiaries to noncontrolling interest	36		(16)
Exercise of share-based awards	2		10
Share-based compensation	3,019		2,523
Others	(20)
Equity component of convertible senior notes, net of issuance costs			559
Purchase of capped call			(321)
Balance	41,751	$ 5,909	36,196
Retained Earnings
Class of Stock [Line Items]
Balance	126,268		129,246
Cumulative effect of accounting change	(314)
Net income	3,620		2,085
Accretion of redeemable noncontrolling interests	(46)		(35)
Repurchase and retirement of ordinary shares	(5,130)		(1,999)
Balance	124,398	17,607	129,297
Accumulated Other Comprehensive Income (Loss)
Class of Stock [Line Items]
Balance	(1,383)		210
Other comprehensive income	(257)		26
Balance	(1,640)	(232)	236
Noncontrolling interests
Class of Stock [Line Items]
Balance	8,107		12,139
Cumulative effect of accounting change	(43)
Net income	(2,510)		(1,360)
Other comprehensive income	84		(17)
Business combinations	113		125
Issuance of shares by the Company's subsidiaries to noncontrolling interest	75		239
Share-based compensation	309		245
Dividends paid and payable by the Company's subsidiaries	(23)		(10)
Accretion of redeemable noncontrolling interests	(18)		(16)
Others	20
Disposal of subsidiaries' shares			(2)
Equity component of convertible senior notes, net of issuance costs			429
Purchase of capped call			(246)
Balance	¥ 6,114	$ 865	¥ 11,526